Introduction, basis of presentation of the consolidated financial statements and other information - Total amounts of financial assets not yet reformed (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2022 MXN ($)
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Percentage of customers contacted at lease once	87.00%	87.00%
Percentage of loan portfolio transitioned referenced to USD LIBOR	31.00%	31.00%
Financial assets designated at fair value through profit or loss
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Derivative assets notional amount		$ 718,980
Derivative liabilities notional amount		730,886
Financial assets designated at fair value through profit or loss | Derivatives
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total affected contracts by the USD LIBOR Reform | contract	3,719
Total gross carrying amount of affected contracts	$ 2,946
Financial assets at amortized cost category | Loans to customers
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total affected contracts by the USD LIBOR Reform | contract	763
Total gross carrying amount of affected contracts	$ 33,488
Financial assets at amortized cost category | Loans to customers | Impairment losses
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Total gross carrying amount of unreformed contracts		$ (233)